UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                       April 28, 2006 to May 25, 2006

Commission File Number of issuing entity: 333-131111-03


                 NovaStar Mortgage Funding Trust, Series 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-131111-02


                   NovaStar Certificates Financing Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-4724853
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1A           [   ]           [   ]           [ x ]
    A2A           [   ]           [   ]           [ x ]
    A2B           [   ]           [   ]           [ x ]
    A2C           [   ]           [   ]           [ x ]
    A2D           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]
    M11           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 25, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-1, Asset-Backed Notes, Series 2006-1.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders on  May 25, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Certificates Financing Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: June 6, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1
                 Novastar Mortgage Funding Trust, Series 2006-1
                                  May 25, 2006


                                Table of Contents
Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  3
Pool Balances and Delinquent Mortgage Detailed Report   --------------------  6
REO Group Report   --------------------------------------------------------- 10



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                  Andrew Cooper
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4523 / Fax: (212) 623-5930
                       Email: andrew.m.cooper@jpmchase.com



-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      767,078,000.00    767,078,000.00   2,050,216.17     2,968,591.86     5,018,808.03     0.00        0.00     765,027,783.83
A2A      182,000,000.00    182,000,000.00   1,768,875.16       690,690.00     2,459,565.16     0.00        0.00     180,231,124.84
A2B       91,700,000.00     91,700,000.00           0.00       351,440.25       351,440.25     0.00        0.00      91,700,000.00
A2C       71,400,000.00     71,400,000.00           0.00       276,318.00       276,318.00     0.00        0.00      71,400,000.00
A2D       32,621,000.00     32,621,000.00           0.00       128,934.50       128,934.50     0.00        0.00      32,621,000.00
M1        78,300,000.00     78,300,000.00           0.00       311,242.50       311,242.50     0.00        0.00      78,300,000.00
M2        21,600,000.00     21,600,000.00           0.00        86,670.00        86,670.00     0.00        0.00      21,600,000.00
M3        18,900,000.00     18,900,000.00           0.00        76,686.75        76,686.75     0.00        0.00      18,900,000.00
M4        18,225,000.00     18,225,000.00           0.00        74,358.00        74,358.00     0.00        0.00      18,225,000.00
M5        12,825,000.00     12,825,000.00           0.00        53,191.69        53,191.69     0.00        0.00      12,825,000.00
M6        10,125,000.00     10,125,000.00           0.00        45,562.50        45,562.50     0.00        0.00      10,125,000.00
M7         8,775,000.00      8,775,000.00           0.00        40,277.25        40,277.25     0.00        0.00       8,775,000.00
M8         7,425,000.00      7,425,000.00           0.00        38,702.81        38,702.81     0.00        0.00       7,425,000.00
M9         8,775,000.00      8,775,000.00           0.00        49,359.38        49,359.38     0.00        0.00       8,775,000.00
M10        6,750,000.00      6,750,000.00           0.00        37,968.75        37,968.75     0.00        0.00       6,750,000.00
M11        6,750,000.00      6,750,000.00           0.00        37,968.75        37,968.75     0.00        0.00       6,750,000.00
C                  0.00              0.00           0.00        21,987.40        21,987.40     0.00        0.00               0.00
TRUST_CERT         0.00              0.00           0.00     3,194,079.85     3,194,079.85     0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,343,249,000.00  1,343,249,000.00   3,819,091.33     8,484,030.24    12,303,121.57     0.00        0.00   1,339,429,908.67
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A        669884AA6      1,000.00000000      2.67276101      3.87000000      6.54276101       997.32723899       5.160000%
A2A        669884AB4      1,000.00000000      9.71909429      3.79500000     13.51409429       990.28090571       5.060000%
A2B        669884AC2      1,000.00000000      0.00000000      3.83250000      3.83250000     1,000.00000000       5.110000%
A2C        669884AD0      1,000.00000000      0.00000000      3.87000000      3.87000000     1,000.00000000       5.160000%
A2D        669884AE8      1,000.00000000      0.00000000      3.95249992      3.95249992     1,000.00000000       5.270000%
M1         669884AF5      1,000.00000000      0.00000000      3.97500000      3.97500000     1,000.00000000       5.300000%
M2         669884AG3      1,000.00000000      0.00000000      4.01250000      4.01250000     1,000.00000000       5.350000%
M3         669884AH1      1,000.00000000      0.00000000      4.05750000      4.05750000     1,000.00000000       5.410000%
M4         669884AJ7      1,000.00000000      0.00000000      4.08000000      4.08000000     1,000.00000000       5.440000%
M5         669884AK4      1,000.00000000      0.00000000      4.14750020      4.14750020     1,000.00000000       5.530000%
M6         669884AL2      1,000.00000000      0.00000000      4.50000000      4.50000000     1,000.00000000       6.000000%
M7         669884AM0      1,000.00000000      0.00000000      4.59000000      4.59000000     1,000.00000000       6.120000%
M8         669884AN8      1,000.00000000      0.00000000      5.21249966      5.21249966     1,000.00000000       6.950000%
M9         669884AP3      1,000.00000000      0.00000000      5.62500057      5.62500057     1,000.00000000       7.500000%
M10        669884AQ1      1,000.00000000      0.00000000      5.62500000      5.62500000     1,000.00000000       7.500000%
M11        669884AR9      1,000.00000000      0.00000000      5.62500000      5.62500000     1,000.00000000       7.500000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    1,000.00000000      2.84317452      6.31605178      9.15922630       997.15682548
-----------------------------------------------------------------------------------------------------------------------------------


Available Funds - Group I                                                                                             7,691,130.58
Available Funds - Group II                                                                                            4,563,717.81

Principal

                Group I Scheduled Principal                                                                             487,880.57
                Group I Prepayments in Full                                                                           1,935,582.85
                Group I Curtailments                                                                                   -372,742.58
                Group I Net Liquidation Proceeds                                                                              0.00
                Group I Realized Losses                                                                                       0.00

                Group II Scheduled Principal                                                                            179,495.17
                Group II Prepayments in Full                                                                          1,738,406.21
                Group II Curtailments                                                                                  -148,590.80
                Group II Net Liquidation Proceeds                                                                             0.00
                Group II Realized Losses                                                                                      0.00

                Total Scheduled Principal                                                                               667,375.74
                Total Prepayments in Full                                                                             3,673,989.06
                Total Curtailments                                                                                     -521,333.38
                Total Net Liquidation Proceeds                                                                                0.00
                Total Realized Losses                                                                                         0.00

Distributions of Principal

                Class A-1A                                                                                            2,050,216.17
                Class A-2A                                                                                            1,768,875.16
                Class A-2B                                                                                                    0.00
                Class A-2C                                                                                                    0.00
                Class A-2D                                                                                                    0.00
                Class M-1                                                                                                     0.00
                Class M-4                                                                                                     0.00
                Class M-5                                                                                                     0.00
                Class M-6                                                                                                     0.00
                Class M-2                                                                                                     0.00
                Class M-3                                                                                                     0.00
                Class M7                                                                                                      0.00
                Class M8                                                                                                      0.00
                Class M9                                                                                                      0.00
                Class M10                                                                                                     0.00
                Class M11                                                                                                     0.00

Distributions of Interest

                Class A-1A                                                                                            2,968,591.86
                Class A-2A                                                                                              690,690.00
                Class A-2b                                                                                              351,440.25
                Class A-2C                                                                                              276,318.00
                Class A-2D                                                                                              128,934.50
                Class M-1                                                                                               311,242.50
                Class M-2                                                                                                86,670.00
                Class M-3                                                                                                76,686.75
                Class M-4                                                                                                74,358.00
                Class M-5                                                                                                53,191.69
                Class M-6                                                                                                45,562.50
                Class M-7                                                                                                40,277.25
                Class M-8                                                                                                38,702.81
                Class M-9                                                                                                49,359.38
                Class M-10                                                                                               37,968.75
                Class M-11                                                                                               37,968.75

Pool Balances

                Group I Beginning Pool Balance                                                                      904,573,610.37
                Group I Ending Pool Balance                                                                         902,522,889.53
                Group II Beginning Pool Balance                                                                     445,426,329.41
                Group II Ending Pool Balance                                                                        443,657,018.84
                Total Beginning Pool Balance                                                                      1,349,999,939.78
                Total Ending Pool Balance                                                                         1,346,179,908.37

Mortgage Loan Information as of Determination Date

                Number of Mortgage Loans                                                                                     7,901
                Aggregate Principal Balance of Mortgage Loans                                                     1,346,179,908.37
                Beginning Weighted Average Mortgage Rate                                                                   8.6369%
                Swap Funds Received                                                                                      75,976.51
                Swap Funds Outgoing Payment                                                                                   0.00
                Wachovia Swap                                                                                             8,604.67
                Deutsche Swap                                                                                            18,110.00
                Greenwich Swap                                                                                           49,261.84


                Cap Funds Received                                                                                       18,230.00
                Cap Fee                                                                                                  45,933.33

Loans Delinquent
Contractual Delinquency - Group I
                Balance of 0-30 Days                                                                                900,655,297.23
                Number of 0-30 Days                                                                                          5,682
                Balance of 30-59 Days                                                                                 1,591,125.94
                Number of 30-59 Days                                                                                            11
                Balance of 60-89 Days                                                                                         0.00
                Number of 60-89 Days                                                                                             0
                Balance of 90+ Days                                                                                           0.00
                Number of 90+ Days                                                                                               0

Contractual Bankruptcy - Group I
                Balance of 0-30 Days                                                                                    156,532.58
                Number of 0-30 Days                                                                                              2
                Balance of 30-59 Days                                                                                         0.00
                Number of 30-59 Days                                                                                             0
                Balance of 60-89 Days                                                                                         0.00
                Number of 60-89 Days                                                                                             0
                Balance of 90+ Days                                                                                           0.00
                Number of 90+ Days                                                                                               0

Legal Delinquency - Group I
                Balance of 0-30 Days                                                                                900,655,297.23
                Number of 0-30 Days                                                                                          5,682
                Balance of 30-59 Days                                                                                 1,591,125.94
                Number of 30-59 Days                                                                                            11
                Balance of 60-89 Days                                                                                         0.00
                Number of 60-89 Days                                                                                             0
                Balance of 90+ Days                                                                                           0.00
                Number of 90+ Days                                                                                               0

Legal Bankruptcy - Group I
                Balance of 0-30 Days                                                                                    156,532.58
                Number of 0-30 Days                                                                                              2
                Balance of 30-59 Days                                                                                         0.00
                Number of 30-59 Days                                                                                             0
                Balance of 60-89 Days                                                                                         0.00
                Number of 60-89 Days                                                                                             0
                Balance of 90+ Days                                                                                           0.00
                Number of 90+ Days                                                                                               0

Loans in Foreclosure - Group I
                Balance of 0-30 Days                                                                                          0.00
                Number of 0-30 Days                                                                                              0
                Balance of 30-59 Days                                                                                         0.00
                Number of 30-59 Days                                                                                             0
                Balance of 60-89 Days                                                                                         0.00
                Number of 60-89 Days                                                                                             0
                Balance of 90+ Days                                                                                     119,933.77
                Number of 90+ Days                                                                                               1

Contractual Delinquency - Group II
                Balance of 0-30 Days                                                                                439,392,169.98
                Number of 0-30 Days                                                                                          2,178
                Balance of 30-59 Days                                                                                 1,736,504.79
                Number of 30-59 Days                                                                                            10
                Balance of 60-89 Days                                                                                 1,158,421.32
                Number of 60-89 Days                                                                                             8
                Balance of 90+ Days                                                                                           0.00
                Number of 90+ Days                                                                                               0

Contractual Bankruptcy - Group II
                Balance of 0-30 Days                                                                                     31,066.79
                Number of 0-30 Days                                                                                              1
                Balance of 30-59 Days                                                                                   169,851.53
                Number of 30-59 Days                                                                                             2
                Balance of 60-89 Days                                                                                         0.00
                Number of 60-89 Days                                                                                             0
                Balance of 90+ Days                                                                                           0.00
                Number of 90+ Days                                                                                               0

Legal Delinquency - Group II
                Balance of 0-30 Days                                                                                439,392,169.98
                Number of 0-30 Days                                                                                          2,178
                Balance of 30-59 Days                                                                                 1,736,504.79
                Number of 30-59 Days                                                                                            10
                Balance of 60-89 Days                                                                                 1,158,421.32
                Number of 60-89 Days                                                                                             8
                Balance of 90+ Days                                                                                           0.00
                Number of 90+ Days                                                                                               0

Legal Bankruptcy - Group II
                Balance of 0-30 Days                                                                                    200,918.32
                Number of 0-30 Days                                                                                              3
                Balance of 30-59 Days                                                                                         0.00
                Number of 30-59 Days                                                                                             0
                Balance of 60-89 Days                                                                                         0.00
                Number of 60-89 Days                                                                                             0
                Balance of 90+ Days                                                                                           0.00
                Number of 90+ Days                                                                                               0

Loans in Foreclosure - Group II                                                                                               0.00
                Balance of 0-30 Days                                                                                          0.00
                Number of 0-30 Days                                                                                              0
                Balance of 30-59 Days                                                                                         0.00
                Number of 30-59 Days                                                                                             0
                Balance of 60-89 Days                                                                                   371,651.23
                Number of 60-89 Days                                                                                             3
                Balance of 90+ Days                                                                                     797,353.18
                Number of 90+ Days                                                                                               3

Loans in REO

                REO Group Report
                Group Number        Number of Loans       Principal Balance      Percentage
                      1                    0                     0.00              0.00%
                      2                    0                     0.00              0.00%


Principal Prepayments

                Group I Prepayments                                                                                   1,935,582.85
                Group II Prepayments                                                                                  1,738,406.21

Realized Losses

                Group I Liquidated Loan Balance                                                                               0.00
                Group I Net Liquidation Proceeds                                                                              0.00
                Group I Current Period Realized Losses                                                                        0.00
                Group I Recoveries of Prior Losses                                                                            0.00
                Group I Subsequent Losses                                                                                     0.00

                Group I Cumulative Liquidated Loan Balance                                                                    0.00
                Group I Cumulative Net Liquidation Proceeds                                                                   0.00
                Group I Cumulative Recoveries of Prior Losses                                                                 0.00
                Group I Cumulative Subsequent Losses                                                                          0.00
                Group I Cumulative Realized Losses                                                                            0.00

                Group II Liquidated Loan Balance                                                                              0.00
                Group II Net Liquidation Proceeds                                                                             0.00
                Group II Current Period Realized Losses                                                                       0.00
                Group II Recoveries of Prior Losses                                                                           0.00
                Group II Subsequent Losses                                                                                    0.00

                Group II Cumulative Liquidated Loan Balance                                                                   0.00
                Group II Cumulative Net Liquidation Proceeds                                                                  0.00
                Group II Cumulative Recoveries of Prior Losses                                                                0.00
                Group II Cumulative Subsequent Losses                                                                         0.00
                Group II Cumulative Realized Losses                                                                           0.00

                Total Liquidated Loan Balance                                                                                 0.00
                Total Net Liquidation Proceeds                                                                                0.00
                Total Current Period Realized Losses                                                                          0.00
                Total Recoveries of Prior Losses                                                                              0.00
                Total Subsequent Losses                                                                                       0.00

                Total Cumulative Liquidated Loan Balance                                                                      0.00
                Total Cumulative Net Liquidation Proceeds                                                                     0.00
                Total Cumulative Recoveries of Prior Losses                                                                   0.00
                Total Cumulative Subsequent Losses                                                                            0.00
                Total Cumulative Realized Losses                                                                              0.00

Unpaid Interest Shortfall Amounts

                Unpaid Interest Shortfall - A-1A                                                                              0.00
                Unpaid Interest Shortfall - A-2A                                                                              0.00
                Unpaid Interest Shortfall - A-2B                                                                              0.00
                Unpaid Interest Shortfall - A-2C                                                                              0.00
                Unpaid Interest Shortfall - A-2D                                                                              0.00
                Unpaid Interest Shortfall - M-1                                                                               0.00
                Unpaid Interest Shortfall - M-2                                                                               0.00
                Unpaid Interest Shortfall - M-3                                                                               0.00
                Unpaid Interest Shortfall - M-4                                                                               0.00
                Unpaid Interest Shortfall - M-5                                                                               0.00
                Unpaid Interest Shortfall - M-6                                                                               0.00
                Unpaid Interest Shortfall - M7                                                                                0.00
                Unpaid Interest Shortfall - M8                                                                                0.00
                Unpaid Interest Shortfall - M9                                                                                0.00
                Unpaid Interest Shortfall - M10                                                                               0.00
                Unpaid Interest Shortfall - M11                                                                               0.00

Prepayment Interest Shortfalls not covered by the Servicer                                                                    0.00

Credit Enhancement Percentage                                                                                               15.20%

Available Funds Cap Shortfall Amount

                Current Period Available Funds Cap Shortfall Amount - A-1A                                                    0.00
                Current Period Available Funds Cap Shortfall Amount - A-2A                                                    0.00
                Current Period Available Funds Cap Shortfall Amount - A-2B                                                    0.00
                Current Period Available Funds Cap Shortfall Amount - A-2C                                                    0.00
                Current Period Available Funds Cap Shortfall Amount - A-2D                                                    0.00
                Current Period Available Funds Cap Shortfall Amount - M-1                                                     0.00
                Current Period Available Funds Cap Shortfall Amount - M-2                                                     0.00
                Current Period Available Funds Cap Shortfall Amount - M-3                                                     0.00
                Current Period Available Funds Cap Shortfall Amount - M-4                                                     0.00
                Current Period Available Funds Cap Shortfall Amount - M-5                                                     0.00
                Current Period Available Funds Cap Shortfall Amount - M-6                                                     0.00
                Current Period Available Funds Cap Shortfall Amount - M7                                                      0.00
                Current Period Available Funds Cap Shortfall Amount - M8                                                      0.00
                Current Period Available Funds Cap Shortfall Amount - M9                                                      0.00
                Current Period Available Funds Cap Shortfall Amount - M10                                                     0.00

                Available Funds Cap Shortfall Amount Repaid This Period- A-1A                                                 0.00
                Available Funds Cap Shortfall Amount Repaid This Period- A-2A                                                 0.00
                Available Funds Cap Shortfall Amount Repaid This Period- A-2B                                                 0.00
                Available Funds Cap Shortfall Amount Repaid This Period- A-2C                                                 0.00
                Available Funds Cap Shortfall Amount Repaid This Period- A-2D                                                 0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M-1                                                  0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M-2                                                  0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M-3                                                  0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M-4                                                  0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M-5                                                  0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M-6                                                  0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M7                                                   0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M8                                                   0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M9                                                   0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M10                                                  0.00
                Available Funds Cap Shortfall Amount Repaid This Period- M11                                                  0.00

                Remaining Available Funds Cap Shortfall Amount - A-1A                                                         0.00
                Remaining Available Funds Cap Shortfall Amount - A-2A                                                         0.00
                Remaining Available Funds Cap Shortfall Amount - A-2B                                                         0.00
                Remaining Available Funds Cap Shortfall Amount - A-2C                                                         0.00
                Remaining Available Funds Cap Shortfall Amount - A-2D                                                         0.00
                Remaining Available Funds Cap Shortfall Amount - M-1                                                          0.00
                Remaining Available Funds Cap Shortfall Amount - M-2                                                          0.00
                Remaining Available Funds Cap Shortfall Amount - M-3                                                          0.00
                Remaining Available Funds Cap Shortfall Amount - M-4                                                          0.00
                Remaining Available Funds Cap Shortfall Amount - M-5                                                          0.00
                Remaining Available Funds Cap Shortfall Amount - M-6                                                          0.00
                Remaining Available Funds Cap Shortfall Amount - M7                                                           0.00
                Remaining Available Funds Cap Shortfall Amount - M8                                                           0.00
                Remaining Available Funds Cap Shortfall Amount - M9                                                           0.00
                Remaining Available Funds Cap Shortfall Amount - M10                                                          0.00
                Remaining Available Funds Cap Shortfall Amount - M11                                                          0.00

Note Rates

                Note Rate - A-1A                                                                                           5.1600%
                Note Rate - A-2A                                                                                           5.0600%
                Note Rate - A-2B                                                                                           5.1100%
                Note Rate - A-2C                                                                                           5.1600%
                Note Rate - A-2D                                                                                           5.2700%
                Note Rate - M-1                                                                                            5.3000%
                Note Rate - M-2                                                                                            5.3500%
                Note Rate - M-3                                                                                            5.4100%
                Note Rate - M-4                                                                                            5.4400%
                Note Rate - M-5                                                                                            5.5300%
                Note Rate - M-6                                                                                            6.0000%
                Note Rate - M7                                                                                             6.1200%
                Note Rate - M8                                                                                             6.9500%
                Note Rate - M9                                                                                             7.5000%
                Note Rate - M10                                                                                            7.5000%
                Note Rate - M11                                                                                            7.5000%

                Next Note Rate - A-1A                                                                                      5.2413%
                Next Note Rate - A-2A                                                                                      5.1413%
                Next Note Rate - A-2B                                                                                      5.1913%
                Next Note Rate - A-2C                                                                                      5.2413%
                Next Note Rate - A-2D                                                                                      5.3513%
                Next Note Rate - M-1                                                                                       5.3813%
                Next Note Rate - M-2                                                                                       5.4313%
                Next Note Rate - M-3                                                                                       5.4913%
                Next Note Rate - M-4                                                                                       5.5213%
                Next Note Rate - M-5                                                                                       5.6113%
                Next Note Rate - M-6                                                                                       6.0813%
                Next Note Rate - M-7                                                                                       6.2013%
                Next Note Rate - M-8                                                                                       7.0313%
                Next Note Rate - M-9                                                                                       7.5813%
                Next Note Rate - M-10                                                                                      7.5813%
                Next Note Rate - M-11                                                                                      7.5813%

Underwritten Noteholders Principal Balance                                                                        1,339,429,908.67

Overcollateralization Amounts

                Required Overcollateralization Amount                                                                 6,749,999.70
                Overcollateralization Amount                                                                          6,749,999.70

Excess Cashflow                                                                                                               0.00

Mortgage Insurance

                MI Premiums                                                                                             735,694.02
                Insurance Proceeds                                                                                            0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.